Corporate Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Corporate Information [Abstract]
Corporate Information
1.
Corporate Information

PLDT Inc., which we refer to as PLDT or the Parent Company, was incorporated under the old Corporation Law of the Philippines (Act 1459, as amended) on November 28, 1928, following the merger of four telephone companies under common U.S. ownership. PLDT holds a perpetual corporate term under Section 11 of the Revised Corporation Code of the Philippines (Republic Act No. 11232), which grants existing corporations to have a perpetual existence, unless a majority vote of its stockholders elects to retain a specified corporate term.

In 1967, effective control of PLDT was transferred from General Telephone and Electronics Corporation, a major shareholder then since PLDT’s incorporation, to a group of Filipino investors. In 1981, as part of the Philippine government’s policy to integrate the country’s telecommunications industry, PLDT acquired substantially all of the assets and liabilities of the Republic Telephone Company, then the second largest telephone provider in the Philippines.

In 1998, certain subsidiaries of First Pacific Company Limited, or First Pacific, and its Philippine affiliates (collectively the First Pacific Group and its Philippine affiliates), acquired a significant interest in PLDT. On March 24, 2000, NTT DOCOMO Business, Inc., or NTT DOCOMO Business (formerly NTT Communications Corporation), through its wholly-owned subsidiary NTT Communications Capital (UK) Ltd., became PLDT’s strategic partner with approximately a 15% economic and voting interest in PLDT’s common stock. Concurrent with NTT DOCOMO Business’ investment, PLDT acquired 100% of Smart Communications, Inc., or Smart.

On March 14, 2006, NTT DOCOMO, Inc., or NTT DOCOMO, acquired approximately 7% of PLDT’s then outstanding common shares from NTT DOCOMO Business, which retained ownership of about 7% of PLDT’s common shares. Since then, NTT DOCOMO has made additional purchases of PLDT shares, bringing the combined beneficial ownership of NTT DOCOMO and NTT DOCOMO Business (both part of Nippon Telegraph and Telephone Corporation) to approximately 20.35% of PLDT’s outstanding common stock as at December 31, 2025.

On February 28, 2007, Metro Pacific Asset Holdings, Inc., a Philippine affiliate of First Pacific, completed an acquisition of an approximately 46% interest in Philippine Telecommunications Investment Corporation, or PTIC, a shareholder of PLDT. This investment in PTIC represented an attributable interest of approximately 6% of PLDT’s outstanding common shares at the time and raised the First Pacific Group’s and its Philippine affiliates’ beneficial ownership to approximately 28% of PLDT’s outstanding common stock as of that date. Since then, the First Pacific Group’s beneficial ownership interest in PLDT has decreased by approximately 2%, mainly due to the holders of Exchangeable Notes issued in 2005 by a subsidiary of First Pacific, which were fully exchanged into PLDT shares. The First Pacific Group and its Philippine affiliates held beneficial ownership of approximately 25.57% of PLDT’s outstanding common stock as at December 31, 2025.

On October 26, 2011, PLDT completed the acquisition of a controlling interest in Digital Telecommunications Phils., Inc., or Digitel, from JG Summit Holdings, Inc., or JGSHI, and its affiliates, or collectively, the JG Summit Group. As consideration for the assets acquired, PLDT issued approximately 27.7 million common shares. In November 2011, JGSHI sold
5.81 million and 4.56 million PLDT shares to a Philippine affiliate of First Pacific and NTT DOCOMO, respectively, under separate option agreements. As at December 31, 2025, the JG Summit Group beneficially owned approximately 11.27% of PLDT’s outstanding common stock.

On October 16, 2012, BTF Holdings, Inc., or BTFHI, a wholly-owned company of the Board of Trustees for the Account of the Beneficial Trust Fund, or PLDT Beneficial Trust Fund, created pursuant to PLDT’s Benefit Plan, subscribed to
150 million newly issued shares of Voting Preferred Stock of PLDT, or Voting Preferred Shares, at a subscription price of Php1.00 per share for a total subscription price of Php150 million. This subscription was made pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012. Consequently, the issuance of these Voting Preferred Shares reduced the voting power of the NTT Group (comprising of NTT DOCOMO and NTT DOCOMO Business), the First Pacific Group and its Philippine affiliates, and JG Summit Group to 12.01%, 15.09% and 6.65%, respectively, which still holds as at December 31, 2025. See Note 19 – Equity – Preferred Stock – Voting Preferred Stock.

The common shares of PLDT are listed and traded on the Philippine Stock Exchange, Inc., or PSE. On October 19, 1994, an American Depositary Receipt, or ADR, facility was established, under which Citibank N.A., as the depositary, issued American Depositary Shares, or ADSs, with each ADS representing one PLDT common share with a par value of Php5.00 per share. Effective February 10, 2003, PLDT appointed JP Morgan Chase Bank as the successor depositary for its ADR facility. The ADSs are listed on the New York Stock Exchange, or NYSE, in the United States and are traded on the NYSE under the symbol “PHI”. As at December 31, 2025, there were approximately 17 million ADSs outstanding.

PLDT and our Philippine-based fixed line and wireless subsidiaries operate under the jurisdiction of the Philippine National Telecommunications Commission, or NTC. The NTC’s jurisdiction includes, among other responsibilities, the approval of major services offered and certain rates charged to customers.

We are one of the leading telecommunications and digital services providers in the Philippines, serving the fixed line, wireless and broadband markets. Through our three principal business segments, Wireless, Fixed Line and Others, we offer a wide range of telecommunications and digital services across our extensive fiber optic backbone and wireless and fixed line networks. Our principal activities are discussed in Note 4 – Operating Segment Information.

Our registered office address is Ramon Cojuangco Building, Makati Avenue, Makati City, Philippines. Information on our structure is provided in Note 2 – Summary of Material Accounting Policies – Basis of Consolidation. Information on other related party relationships of the PLDT Group is provided in Note 24 – Related Party Transactions.

Our consolidated financial statements as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023 were approved and authorized for issuance by the Board of Directors on February 26, 2026, as reviewed by the Audit Committee on February 23, 2026.

Enactment of Republic Act No. 12234 (Konektadong Pinoy Act)

The Konektadong Pinoy Act (KP Act) took effect on September 14, 2025. The Implementing Rules and Regulations (IRR) took effect on December 16, 2025. The KP Act introduces an open-access regime in the data transmission sector, including removal of the legislative franchise requirement for data transmission services, mandatory infrastructure sharing for services included in the regulators’ Access List, and a revised spectrum management framework providing for periodic review, potential recall, and reassignment of spectrum by the NTC and the Department of Information and Communications Technology (DICT).

These regulatory changes may increase competitive intensity, requiring the PLDT Group to provide access to certain infrastructure and services on fair and non-discriminatory terms, and subject spectrum holdings to periodic review under the new Spectrum Management Policy Framework. The implementation of performance standards, pricing transparency requirements, and other regulatory measures may also affect operating flexibility and margins.

This legislation marks a significant shift in the Philippine connectivity regulatory landscape aimed at accelerating digital connectivity and fostering a more competitive market environment. We continue to monitor further regulatory guidelines from the NTC and the DICT. Management does not expect any immediate material impairment of its existing assets, though it continues to evaluate the potential long-term impact of these regulatory developments on the competitive position and overall financial performance of the Company.